Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₩ 11,176,403	₩ 10,104,276
Impairment	330,898	378,100
Trade accounts and notes receivable [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,674,258	7,888,518
Impairment	13,155	20,752
Trade accounts and notes receivable [member] | Over due less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	681,782	864,391
Impairment	5,448	63,311
Trade accounts and notes receivable [member] | 1 month - 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131,267	388,151
Impairment	3,521	10,337
Trade accounts and notes receivable [member] | 3 months - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	291,774	517,171
Impairment	27,248	12,645
Trade accounts and notes receivable [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	397,322	446,045
Impairment	281,526	271,055
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,371,857	2,812,640
Impairment	621,821	352,413
Other receivables [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,948,837	2,049,908
Impairment	347,108	53,070
Other receivables [member] | Over due less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,653	141,718
Impairment	40	2,987
Other receivables [member] | 1 month - 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56,574	108,152
Impairment	1,812	16,408
Other receivables [member] | 3 months - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	133,081	24,912
Impairment	91,621	930
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	203,712	487,950
Impairment	₩ 181,240	₩ 279,018